Prepaid Expenses	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Prepaid Expenses

5.	Prepaid Expenses

	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Prepaid insurance	94,960	—	283,307
Prepaid professional fees	434,419	—	—
Prepaid rent	133,868	—	—
Advances made to suppliers and deposits	25,880	706,634	600,565
Prepaids and deposits	689,127	706,634	883,872